Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

The following table sets forth the computation of basic and diluted loss per share:

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Numerator:
Net loss attributable to Aptorum Group Limited	$(4,267,806)	$(2,824,647)	$(9,799,560)
Denominator:
Weighted average shares outstanding(1)
–Basic(1)	5,453,103	4,521,133	3,569,484
–Diluted(1)	5,453,103	4,521,133	3,569,484

Net loss per share attributable to Aptorum Group Limited(1)
–Basic(1)	$(0.78)	$(0.62)	$(2.75)
–Diluted(1)	$(0.78)	$(0.62)	$(2.75)

(1)	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED’s 1 for 10 reverse stock split, which was effective on January 23, 2023.